Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 137,029	$ 106,847
Less: valuation allowance	(137,029)	(106,847)
Net Deferred Tax Asset	0	0
Net operating loss carryforward	$ 246,024	$ 305,276